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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         ESSEX EQUITY CAPITAL MANAGEMENT, LLC
Address:      375 Hudson Street
              NEW YORK, NEW YORK 10014

Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Liu
Title:       Chief Executive Officer
Phone:       (212) 989-2700

Signature, Place, and Date of Signing:

/s/ JOHN LIU                   New York, New York          May 16, 2011
------------------------   -------------------------   ---------------------
  [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                            -----------------

Form 13F Information Table Entry Total:                    10
                                            -----------------

Form 13F Information Table Value Total:               151,490
                                            -----------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------                     --------        --------  --------       --------     ---------- --------       --------
                             Title of                   Value   Shares or Sh/ Put/ Investment   Other     Voting Authority
Name of Issuer                Class           CUSIP    (x$1000)  Prn Amt  Prn call Discretion Managers    Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.       COM           075887 10 9 $21,136    265,463             Sole      N/A      265,463
BERKLEY W R CORP             COM           084423 10 2 $ 2,575     79,936             Sole      N/A       79,936
CIT GROUP INC                COM NEW       125581 80 1 $22,649    532,300             Sole      N/A      532,300
ENSCO PLC                    SPONSORED ADR 29358Q 10 9 $25,867    447,224             Sole      N/A      447,224
EVEREST RE GROUP LTD         COM           G3223R 10 8 $ 2,474     28,056             Sole      N/A       28,056
GLOBAL INDEMNITY PLC         SHS           G39319 10 1 $39,770  1,809,358             Sole      N/A    1,809,358
HARRIS INTERACTIVE INC       COM           414549 10 5 $   638    647,500             Sole      N/A      647,500
NVR INC                      COM           62944T 10 5 $17,221     22,779             Sole      N/A       22,779
VISTEON                      COM           92839U 20   $ 6,673    106,790             Sole      N/A      106,790
WILLIS GROUP HOLDINGS PUBLI  SHS           G96666 10 5 $12,487    309,402             Sole      N/A      309,402
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